ROPES & GRAY LLP 3 EMBARCADERO CTR SAN FRANCISCO, CA 94111 WWW.ROPESGRAY.COM

Chelsea M. Childs

T +1 415 315 6374

Chelsea.Childs@ropesgray.com

June 20, 2024

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Stone Ridge Trust (Registration No. 333-184477 and 811-22761)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Stone Ridge Trust (the “Trust”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 91 to the Trust’s Registration Statement under the Securities Act and Amendment No. 93 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 91/93”).

Amendment No. 91/93 is being filed principally to register shares of the Funds, each a new series of the Trust. It is intended that this Amendment No. 91/93 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

This Amendment No. 91/93 relates only to the Funds and does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415)-315-6327.

Very truly yours,

/s/ Chelsea M. Childs

Chelsea M. Childs

Enclosures

Cc: Elizabeth J. Reza

Gregory C. Davis

Charles L. Nail

Lauren D. Macioce